Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Disclosure of financial assets and financial liabilities
(USD millions)	Note	2018 [1]	2017 [1]

Cash and cash equivalents	15	13 271	8 860

Financial assets - measured at fair value through other comprehensive income
Marketable securities
Debt securities	15	325	328

Fund investments	15		34

Total marketable securities - fair value through other comprehensive income		325

Total marketable securities - available-for-sale marketable securities			362

Long-term financial investments
Equity securities	12	802	1 073

Debt securities	12	31	36

Fund investments	12		166

Total long-term financial investments - fair value through other comprehensive income		833

Total available-for-sale long-term financial investments			1 275

Total financial assets - measured at fair value through other comprehensive income		1 158	1 637

Financial assets - measured at amortized costs
Trade receivables, income tax receivables, and other current assets (excluding contingent consideration receivables and pre-payments)	14/16	11 024	10 650

Accrued interest on debt securities and time deposits	15	12	1

Time deposits and short term investments with original maturity more than 90 days	15	2 087	125

Long-term loans and receivables from customers and finance lease, advances, security deposits	12	512	574

Total financial assets - measured at amortized costs		13 635	11 350

Financial assets - measured at fair value through the consolidated income statement
Equity securities	12	353

Fund investments	12/15	286

Associated companies at fair value through profit and loss		145	216

Derivative financial instruments	15	130	31

Contingent consideration receivables	12/16	396	844

Total financial assets - measured at fair value through the consolidated income statement		1 310	1 091

Total financial assets		29 374	22 938

Financial liabilities - measured at amortized costs
Current financial debt
Interest-bearing accounts of associates payable on demand	20	1 778	1 822

Bank and other financial debt	20	701	692

Commercial paper	20	3 951	2 328

Current portion of non-current debt	20	3 190	359

Total current financial debt		9 620	5 201

Non-current financial debt
Straight bonds	18	25 283	22 957

Liabilities to banks and other financial institutions	18	285	539

Finance lease obligations	18	92	87

Current portion of non-current debt	18	– 3 190	– 359

Total non-current financial debt		22 470	23 224

Trade payables and commitment for repurchase of own shares [2]		5 840	5 169

Total financial liabilities - measured at amortized costs		37 930	33 594

Financial liabilities - measured at fair value through the consolidated income statement
Contingent consideration (see Note 19/21) and other financial liabilities		917	924

Derivative financial instruments	20	58	107

Total financial liabilities - measured at fair value through the consolidated income statement		975	1 031

Total financial liabilities		38 905	34 625

[1] Except for straight bonds (see Note 18), the carrying amount is a reasonable approximation of fair value.
[2] Note 17 and Note 21 provide additional disclosures related to commitment for repurchase of own shares.

Derivative financial instruments
	Contract or underlying principal amount		Positive fair values		Negative fair values

(USD millions)	2018	2017	2018	2017	2018	2017

Currency-related instruments
Forward foreign exchange rate contracts	10 823	8 410	130	31	– 58	– 107

Total derivative financial instruments included in marketable securities and in current financial debts	10 823	8 410	130	31	– 58	– 107

Contract or underlying principal amount the derivative financial instruments, by currency
2018

(USD millions)	EUR	USD	Other	Total

Currency-related instruments
Forward foreign exchange rate contracts	2 989	6 558	1 276	10 823

Total derivative financial instruments	2 989	6 558	1 276	10 823

2017

(USD millions)	EUR	USD	Other	Total

Currency-related instruments
Forward foreign exchange rate contracts	2 768	4 361	1 281	8 410

Total derivative financial instruments	2 768	4 361	1 281	8 410

Fair value by hierarchy
	2018

(USD millions)	Level 1	Level 2	Level 3	Valued at amortized cost	Total

Financial assets
Debt securities	302	23			325

Fund investments	35				35

Total marketable securities	337	23			360

Time deposits and short term investments with original maturity more than 90 days				2 087	2 087

Derivative financial instruments		130			130

Accrued interest on debt securities, time deposits and short term investments				12	12

Total marketable securities, time deposits and derivative financial instruments	337	153		2 099	2 589

Long term financial investments	698		488		1 186

Fund investments			251		251

Contingent consideration receivables			396		396

Long-term loans and receivables from customers and finance lease, advances, security deposits				512	512

Financial investments and long-term loans	698		1 135	512	2 345

Associated companies at fair value through profit and loss			145		145

Contingent consideration receivables short-term					0

Financial liabilities
Contingent consideration payables			– 907		– 907

Other financial liabilities			– 10		– 10

Derivative financial instruments		– 58			– 58

Total financial liabilities at fair value		– 58	– 917		– 975

	2017

(USD millions)	Level 1	Level 2	Level 3	Valued at amortized cost	Total

Financial assets
Debt securities	303	25			328

Fund investments	34				34

Total available-for-sale marketable securities	337	25			362

Time deposits with original maturity more than 90 days				125	125

Derivative financial instruments		31			31

Accrued interest on debt securities				1	1

Total marketable securities, time deposits and derivative financial instruments	337	56		126	519

Available-for-sale financial investments	672		437		1 109

Fund investments			166		166

Contingent consideration receivables			394		394

Long-term loans and receivables from customers and finance lease, advances, security deposits				574	574

Financial investments and long-term loans	672		997	574	2 243

Associated companies at fair value through profit and loss	28		188		216

Contingent consideration receivables short-term			450		450

Financial liabilities
Contingent consideration payables			– 852		– 852

Other financial liabilities			– 72		– 72

Derivative financial instruments		– 107			– 107

Total financial liabilities at fair value		– 107	– 924		– 1 031

Reconciliation of changes in fair value measurement
	2018

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Long term financial investments	Contingent consideration receivables	Contingent consideration payables	Other financial liabilities

January 1	188	166	437	844	– 852	– 72

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement		93		36	213

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	– 22		– 5		– 100

Fair value adjustments recognized in the consolidated statement of comprehensive income			– 10

Purchases	24	22	123		– 182

Cash receipts and payments				– 484	11	62

Disposals	– 6	– 30	– 25

Contingent consideration payable related to disposal group held for sale					3

Reclassification	– 39		– 32

December 31	145	251	488	396	– 907	– 10

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2018	– 22	93	– 5	36	113	0

	2017

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Available- for-sale financial investments	Contingent consideration receivables	Contingent consideration payables	Other financial liabilities

January 1	188	107	476	586	– 889	– 129

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	45		32	278	362

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	– 34		– 45		– 193	– 37

Fair value adjustments recognized in the consolidated statement of comprehensive income		45	– 40

Purchases	37	28	113		– 238

Cash receipts and payments				– 20	106	94

Disposals	– 19	– 18	– 52

Reclassification	– 29	4	– 47

December 31	188	166	437	844	– 852	– 72

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2017	11	0	– 13	278	169	– 37

Equity securities measured at fair value through other comprehensive income
(USD millions)	2018 [1]

Listed equity securities	597

Non-listed equity securities	205

Total equity securities	802

[1] These investments were classified as available-for-sale in 2017, prior to the adoption of IFRS 9 Financial Instruments, see Note 1.
There were no dividends recognized during 2018 from these equity securities. In 2018, equity securities that were no longer considered strategic, with a fair value of USD 21 million, were sold, and the USD 16 million gain was transferred from other comprehensive income to retained earnings during 2018 (see Note 8.)

Monitoring of net debt or liquidity based on contractual maturities
2018

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days	39	56	2 091	198	63	2 447

Commodities					104	104

Derivative financial instruments and accrued interest	40	75	27			142

Cash and cash equivalents	3 571	9 700				13 271

Total current financial assets	3 650	9 831	2 118	198	167	15 964

Non-current liabilities
Financial debt				– 8 980	– 13 490	– 22 470

Financial debt - undiscounted				– 9 025	– 13 623	– 22 648

Total non-current financial debt				– 8 980	– 13 490	– 22 470

Current liabilities
Financial debt	– 5 217	– 4 084	– 319			– 9 620

Financial debt - undiscounted	– 5 217	– 4 084	– 319			– 9 620

Derivative financial instruments	– 16	– 34	– 8			– 58

Total current financial debt	– 5 233	– 4 118	– 327			– 9 678

Net debt	– 1 583	5 713	1 791	– 8 782	– 13 323	– 16 184

2017

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities and time deposits	71	72	105	181	58	487

Commodities					106	106

Derivative financial instruments and accrued interest	7	19	6			32

Cash and cash equivalents	4 260	4 600				8 860

Total current financial assets	4 338	4 691	111	181	164	9 485

Non-current liabilities
Financial debt				– 9 849	– 13 375	– 23 224

Financial debt - undiscounted				– 9 893	– 13 519	– 23 412

Total non-current financial debt				– 9 849	– 13 375	– 23 224

Current liabilities
Financial debt	– 4 576	– 169	– 456			– 5 201

Financial debt - undiscounted	– 4 576	– 169	– 456			– 5 201

Derivative financial instruments	– 31	– 48	– 28			– 107

Total current financial debt	– 4 607	– 217	– 484			– 5 308

Net debt	– 269	4 474	– 373	– 9 668	– 13 211	– 19 047

Derivative financial instruments and accrued interest on derivative financial instruments
	2018

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	– 1 305	– 2 949	– 598	– 4 852

Potential inflows in various currencies - from financial derivative assets	1 328	2 974	593	4 895

	2017

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	– 953	– 972	– 2 824	– 4 749

Potential inflows in various currencies - from financial derivative assets	928	948	2 778	4 654

Other contractual liabilities of the net debt or liquidity
2018

(USD millions)	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	– 113	– 459	– 1 667	– 3 755	– 5 994

Trade payables	– 5 556				– 5 556

2017

(USD millions)	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	– 113	– 507	– 1 765	– 3 859	– 6 244

Trade payables	– 5 169				– 5 169

Ten day loss fair value VAR model
(USD millions)	2018	2017

All financial instruments	337	498

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	217	184

Instruments sensitive to equity market movements	122	27

Instruments sensitive to interest rates	221	242

Ten day loss fair value VAR model, average, high, and low VAR amounts
	2018

(USD millions)	Average	High	Low

All financial instruments	443	553	337

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	324	473	217

Instruments sensitive to equity market movements	60	122	22

Instruments sensitive to interest rates	253	361	169

	2017

(USD millions)	Average	High	Low

All financial instruments	521	560	466

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	277	352	184

Instruments sensitive to equity market movements	28	35	21

Instruments sensitive to interest rates	282	338	219

Ten day loss fair value VAR model, worst case loss scenario
(USD millions)	2018	2017

All financial instruments	7	7

Analyzed by components:
Instruments sensitive to foreign currency exchange rates

Instruments sensitive to equity market movements

Instruments sensitive to interest rates	7	7